Contingencies and Commitments - Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
As the defendant
Litigation Case [Line Items]
Number of cases	666	653
Claim amount	₩ 805,227	₩ 981,878
As the plaintiff
Litigation Case [Line Items]
Number of cases	268	238
Claim amount	₩ 571,593	₩ 599,809